OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 157	$ 310
Advances to suppliers	308	343
Government institutions	124	20
Other	287	288
Other current assets	$ 876	$ 961